August 31, 2011

as revised March 12, 2012

Wilmington New York Municipal Bond Fund

Class A (VNYFX)

Class I (VNYIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund online at www.wilmingtonfunds.com. You can also get this information at no cost by calling 1.800.836.2211, by sending an email to funds@wilmingtontrust.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

SUMMARY PROSPECTUS August 31, 2011 as revised March 12, 2012

WILMINGTON NEW YORK MUNICIPAL BOND FUND

Class/Ticker        A VNYFX        I VNYIX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2011, as supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.wilmingtonfunds.com, email a request to funds@wilmingtontrust.com or call 1-800-836-2211, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.20%	0.95%
Fee Waivers and/or Expense Reimbursements(1)	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.59%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.84% and 0.59%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$532	$780	$1,047	$1,809
Class I
Expenses assuming redemption	$60	$266	$490	$1,133

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the

SUMMARY PROSPECTUS / August 31, 2011, as revised March 12, 2012	1

WILMINGTON NEW YORK MUNICIPAL BOND FUND

income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital New York Tax-Exempt Index (“BCNYTE”) and the Fund’s secondary index, the Lipper New York Intermediate Municipal Debt Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 5.66% 9/30/2009 Worst Quarter (3.44)% 12/31/2010

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.32%.

2	August 31, 2011, as revised March 12, 2012 / SUMMARY PROSPECTUS

WILMINGTON NEW YORK MUNICIPAL BOND FUND

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	(2.88)%	1.80%	3.14%
Return After Taxes on Distributions	(2.88)%	1.80%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	(0.68)%	2.07%	3.22%
Class I Shares
Return Before Taxes	2.01%	2.91%	3.44%	*
BCNYTE (reflects no deduction for fees, expenses or taxes)	2.44%	4.27%	4.86%
Lipper New York Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.68%	3.21%	3.74%

*	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation (“WFMC’’)

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
Robert F. Collins, CFA	Vice President and Director of Tax-Exempt Fixed Income Investments at WFMC	2012
Stephen P. Winterstein	Managing Director and Head of Strategy of Municipal Fixed Income at WFMC	2012
Rebecca J. Rogers	Senior Portfolio Manager at WFMC	2012
John J. Malloy, Jr.	Assistant Vice President and Municipal Portfolio Manager at WFMC	2012

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000
Minimum Initial Investment Amount (Class I):*	$1,000,000
Minimum Subsequent Investment Amount:	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of New York, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

SUMMARY PROSPECTUS / August 31, 2011, as revised March 12, 2012	3

WILMINGTON NEW YORK MUNICIPAL BOND FUND

WT NYMB 3.12.12

4	August 31, 2011, as revised March 12, 2012 / SUMMARY PROSPECTUS